Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	63 Months Ended	120 Months Ended
	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
C000064985
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000176628
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000020360
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with Load
Average Annual Return, Percent	(0.09%)	(0.97%)		1.56%
C000020358
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Load
Average Annual Return, Percent	(2.89%)	(1.13%)		1.70%
C000092792
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Administrator Class
C000020350
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000020349
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Load
Average Annual Return, Percent	(3.13%)	(1.88%)		0.13%
C000150669
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000089484
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Load
Average Annual Return, Percent	(0.11%)	2.37%		3.66%
C000020361
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000120079
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000020362
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Load
Average Annual Return, Percent	0.69%	1.13%		1.24%
C000020382
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000205248
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000020381
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Load
Average Annual Return, Percent	0.83%	2.03%		2.30%
C000123105
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000064988
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with Load
Average Annual Return, Percent	2.86%	3.46%		3.33%
C000020384
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Load
Average Annual Return, Percent	1.50%	3.63%		3.64%
C000020396
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000220297
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A2
C000020395
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Load
Average Annual Return, Percent	1.70%	3.31%		2.54%
C000222758
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Managed Account CoreBuilder<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Shares - Series CP
Without Sales Load [Member] | C000064985
Average Annual Return [Line Items]
Average Annual Return, Percent	2.00%	0.11%		2.49%
Without Sales Load [Member] | C000176628
Average Annual Return [Line Items]
Average Annual Return, Percent	2.05%	0.16%		2.55%
Without Sales Load [Member] | C000020360
Average Annual Return [Line Items]
Average Annual Return, Percent	0.91%	(0.97%)		1.56%
Without Sales Load [Member] | C000020358
Average Annual Return [Line Items]
Average Annual Return, Percent	1.67%	(0.21%)		2.17%
Without Sales Load [Member] | C000092792
Average Annual Return [Line Items]
Average Annual Return, Percent	1.73%	(0.14%)		2.25%
Without Sales Load [Member] | C000020350
Average Annual Return [Line Items]
Average Annual Return, Percent	1.74%	(0.62%)		0.96%
Without Sales Load [Member] | C000020349
Average Annual Return [Line Items]
Average Annual Return, Percent	1.43%	(0.98%)		0.59%
Without Sales Load [Member] | C000150669
Average Annual Return [Line Items]
Average Annual Return, Percent	5.17%	3.70%		4.58%
Without Sales Load [Member] | C000089484
Average Annual Return [Line Items]
Average Annual Return, Percent	4.46%	3.30%		4.15%
Without Sales Load [Member] | C000020361
Average Annual Return [Line Items]
Average Annual Return, Percent	3.10%	1.90%		1.79%
Without Sales Load [Member] | C000120079
Average Annual Return [Line Items]
Average Annual Return, Percent	3.15%	1.96%		1.85%
Without Sales Load [Member] | C000020362
Average Annual Return [Line Items]
Average Annual Return, Percent	2.74%	1.54%		1.44%
Without Sales Load [Member] | C000020382
Average Annual Return [Line Items]
Average Annual Return, Percent	3.10%	2.71%		2.76%
Without Sales Load [Member] | C000205248
Average Annual Return [Line Items]
Average Annual Return, Percent	3.27%	2.79%		2.81%
Without Sales Load [Member] | C000020381
Average Annual Return [Line Items]
Average Annual Return, Percent	2.89%	2.45%		2.50%
Without Sales Load [Member] | C000123105
Average Annual Return [Line Items]
Average Annual Return, Percent	4.96%	4.58%		4.27%
Without Sales Load [Member] | C000064988
Average Annual Return [Line Items]
Average Annual Return, Percent	3.86%	3.46%		3.33%
Without Sales Load [Member] | C000020384
Average Annual Return [Line Items]
Average Annual Return, Percent	4.64%	4.26%		3.95%
Without Sales Load [Member] | C000020396
Average Annual Return [Line Items]
Average Annual Return, Percent	4.09%	3.99%		3.03%
Without Sales Load [Member] | C000220297
Average Annual Return [Line Items]
Average Annual Return, Percent	3.93%	3.83%		2.78%
Without Sales Load [Member] | C000020395
Average Annual Return [Line Items]
Average Annual Return, Percent	3.77%	3.73%		2.74%
Without Sales Load [Member] | C000222758
Average Annual Return [Line Items]
Average Annual Return, Percent	2.32%	0.84%	1.06%
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.89%	(0.29%)		1.40%
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.89%	(0.29%)		1.40%
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.89%	(0.29%)		1.40%
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.89%	(0.29%)		1.40%
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.89%	(0.29%)		1.40%
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.89%	(0.29%)		1.40%
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.89%	(0.29%)		1.40%
ALLSPRING Index: Bloomberg U.S. Universal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Bond Index
Average Annual Return, Percent	2.23%	0.10%		1.77%
ALLSPRING Index: Bloomberg U.S. Universal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Bond Index
Average Annual Return, Percent	2.23%	0.10%		1.77%
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.89%	(0.29%)		1.40%
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.89%	(0.29%)		1.40%
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.89%	(0.29%)		1.40%
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.89%	(0.29%)		1.40%
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.89%	(0.29%)		1.40%
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.89%	(0.29%)		1.40%
ALLSPRING Index: Bloomberg U.S. Universal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Bond Index
Average Annual Return, Percent	2.23%	0.10%		1.77%
ALLSPRING Index: Bloomberg U.S. Universal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Bond Index
Average Annual Return, Percent	2.23%	0.10%		1.77%
ALLSPRING Index: Bloomberg U.S. Universal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Bond Index
Average Annual Return, Percent	2.23%	0.10%		1.77%
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.89%	(0.29%)		1.40%
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.89%	(0.29%)		1.40%
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.89%	(0.29%)		1.40%
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.89%	(0.29%)	0.05%
ALLSPRING Index: Bloomberg U.S. Aggregate ex Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate ex Credit Index
Average Annual Return, Percent	1.86%	(0.36%)		1.03%
ALLSPRING Index: Bloomberg U.S. Government Intermediate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government Bond Index
Average Annual Return, Percent	1.23%	(0.77%)		0.83%
ALLSPRING Index: Bloomberg U.S. Aggregate ex Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate ex Credit Index
Average Annual Return, Percent	1.86%	(0.36%)		1.03%
ALLSPRING Index: Bloomberg U.S. Government Intermediate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government Bond Index
Average Annual Return, Percent	1.23%	(0.77%)		0.83%
ALLSPRING Index: ICE BofA U.S. High Yield Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Constrained Index
Average Annual Return, Percent	4.78%	4.09%		5.27%
ALLSPRING Index: ICE BofA U.S. High Yield Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Constrained Index
Average Annual Return, Percent	4.78%	4.09%		5.27%
ALLSPRING Index: Bloomberg U.S. 1-3 Year Government Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 1-3 Year Government Bond Index
Average Annual Return, Percent	2.49%	1.96%		1.82%
ALLSPRING Index: Bloomberg U.S. 1-3 Year Government Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 1-3 Year Government Bond Index
Average Annual Return, Percent	2.49%	1.96%		1.82%
ALLSPRING Index: Bloomberg U.S. 1-3 Year Government Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 1-3 Year Government Bond Index
Average Annual Return, Percent	2.49%	1.96%		1.82%
ALLSPRING Index: Bloomberg U.S. 1-3 Year Government/Credit Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 1-3 Year Government/Credit Bond Index
Average Annual Return, Percent	2.69%	2.17%		2.05%
ALLSPRING Index: Bloomberg U.S. 1-3 Year Government/Credit Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 1-3 Year Government/Credit Bond Index
Average Annual Return, Percent	2.69%	2.17%		2.05%
ALLSPRING Index: Bloomberg U.S. 1-3 Year Government/Credit Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 1-3 Year Government/Credit Bond Index
Average Annual Return, Percent	2.69%	2.17%		2.05%
ALLSPRING Index: ICE BofA 1-3 Year BB U.S. Cash Pay High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-3 Year BB U.S. Cash Pay High Yield Index
Average Annual Return, Percent	5.03%	4.51%		4.56%
ALLSPRING Index: ICE BofA 1-3 Year BB U.S. Cash Pay High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-3 Year BB U.S. Cash Pay High Yield Index
Average Annual Return, Percent	5.03%	4.51%		4.56%
ALLSPRING Index: ICE BofA 1-3 Year BB U.S. Cash Pay High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-3 Year BB U.S. Cash Pay High Yield Index
Average Annual Return, Percent	5.03%	4.51%		4.56%
ALLSPRING Index: Bloomberg Short-Term Government/Corporate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Short-Term Government/Corporate Bond Index
Average Annual Return, Percent	3.86%	3.58%		2.51%
ALLSPRING Index: Bloomberg Short-Term Government/Corporate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Short-Term Government/Corporate Bond Index
Average Annual Return, Percent	3.86%	3.58%		2.51%
ALLSPRING Index: Bloomberg Short-Term Government/Corporate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Short-Term Government/Corporate Bond Index
Average Annual Return, Percent	3.86%	3.58%		2.51%